INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance		$ 317,982	$ 174,040
Valuation allowance increased amount		143,942
Bottom [Member]
Valuation allowance increased amount	$ 317,982
Top [Member]
Valuation allowance increased amount	722,705
Federal [Member]
Net operating loss carry-forward	$ 3,026,216	$ 1,286,006